Organization and Description of the Business - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	Jul. 29, 2022	Dec. 31, 2022	Mar. 17, 2022	Dec. 31, 2021
Organization Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Business acquisition, transaction costs		$ 9,200		$ 11,000
Cash, cash equivalents and short term investments		16,800
Accumulated deficit		$ 176,793		$ 144,724
Paid off extension and working capital notes	$ 900
PIPE Investment [Member]
Organization Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Business acquisition, transaction costs	9,200
Sale of stock consideration received on transaction	19,000
Proceeds from sale maturity and collections of investments	$ 14,500
Number of shares issued in transaction	1,452,000
Sale of stock, price per share	$ 10
Number of securities called by each warrant or right	1
Exercise price of warrants or rights	$ 11.5
Number of days commences for share purchase after the closing and terminating on the five-year anniversary	30 days
PIPE Investment [Member] | Cash [Member]
Organization Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Assets held in trust	$ 4,500
Business Combination Agreement [Member] | Combined Company [Member]
Organization Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Transaction value			$ 205,000